Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	June 30,	December 31,
(in thousands)	2026	2025

Cost:
Laboratory equipment	$2,072	$2,072
Computers	534	525
Office furniture & equipment	124	124
Leasehold improvements	947	947
Total cost	3,677	3,668
Accumulated depreciation:
Laboratory equipment	2,065	2,052
Computers	450	410
Office furniture & equipment	53	49
Leasehold improvements	860	796
Total accumulated depreciation	3,428	3,307
Depreciated cost	$249	$361